Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share ("EPS")
Schedule of basic and diluted EPS

2017
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$194.7	182.9	$1.06
Effect of dilutive securities	—	0.4	—
Diluted EPS	$194.7	183.3	$1.06

For the year ended December 31, 2017,  5,626 stock options (2016 – Nil) and 1,194 time-based RSUs (2016 – Nil) were excluded in the computation of diluted EPS due to the strike price exceeding the weighted average share price during the year. Restricted share units totaling 73,947 (2016 – 84,094) were excluded from the computation of diluted EPS for the year ended December 31, 2017 due to the performance criteria for the vesting of the RSUs not being measurable as at December 31, 2017.

2016
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Basic EPS	$122.2	175.2	$0.70
Effect of dilutive securities	—	1.2	(0.01)
Diluted EPS	$122.2	176.4	$0.69